November 12, 2009

VIA EDGAR

The United States Securities and
Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629

Re:           Nationwide Life Insurance Company
Nationwide Variable Account-II
Pre-Effective Amendment No. 1
File Numbers 333-160635 and 811-03330

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide Variable Account-II ("Variable Account"), we are filing this Pre-Effective Amendment No. 1 to the Registration Statement indicated above.  This filing is being made electronically via EDGAR in accordance with Regulation S-T.

On July 17, 2009, Nationwide filed an initial Registration Statement on Form N-4 for Individual Flexible Premium Deferred Variable Annuity Contracts to be offered through the Variable Account.  Nationwide received your written comments in a letter dated September 15, 2009.  We have reviewed the comments and respectfully submit the following responses and revisions (incorporated into this Pre-Effective Amendment No. 1) to address the comments.  The Pre-Effective Amendment No. 1 is redlined for ease of reference.

1.      Outside Front Cover Page: Risk of Loss Statement.  Please revise the last bold sentence in the second to last paragraph of the boxed text.  Specifically, clarify that both the variable annuity contract and the associated optional benefit riders involve investment risk and may lose value.

Response. We have revised the last bold sentence in the second to last paragraph on the outside front cover page as follows:

Annuity contracts and the associated optional benefits that involve investment risk may lose value.

2.      Guarantees. Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of the company's guarantees under the policy or any of its related riders.  If there are none, please include a representation in your response letter indicating that there are no such agreements and the company will be solely responsible for paying out all guarantees associated with the contract and its related riders.

Response. Nationwide Life Insurance Company has no guarantees or support agreements with third parties to support any of its guarantees under the contract or any of its related riders.  Nationwide Life Insurance Company is solely responsible for paying out all guarantees associated with the contract and its related riders.

3.      Glossary (p. 2).
a.      Generally.  It is difficult to identify defined terms in the text because some capitalize each word in the term and others do not.  Please capitalize all terms consistently.  If each word in a defined term will not be capitalized, please use bold lettering, italics or some other unique font to make terms distinguishable from the rest of the text throughout the prospectus.

Response. All defined terms have been capitalized within the text.

b.      Contract Value.  Please indicate how assets allocated to the "dollar cost averaging fixed account"

(p. 9), "Guaranteed Term Option" (p. 33) and "enhanced fixed account" (p. 37) affect Contract Value.

Response. Guaranteed Term Options are not offered in this product, and all references to Guaranteed Term Options have been removed.  With regard to the "dollar cost averaging fixed account" and the "enhanced fixed account," we have revised relevant parts of the prospectus disclosure to indicate that there is actually only one Fixed Account offered through the contract.  References to "enhanced Fixed Account" and "dollar cost averaging Fixed Account" describe different "buckets" of money within the Fixed Account, which are driven by the circumstances of allocation (i.e. if money is allocated to the Fixed Account under an Enhanced Dollar Cost Averaging program, that money may receive a higher rate of interest than other money allocated to the Fixed Account outside such a program).  Specifically, revisions have been made to the following provisions: “L.Inc MX Option,” “Enhanced Fixed Account Dollar Cost Averaging,” and “Dollar Cost Averaging for Living Benefits.”

c.      Current Income Benefit Base. Please describe this value in terms of the Original Income Benefit Base. The way the term is used in the text, the current definition is not helpful. See, e.g., p. 21 ("Nationwide calculates the Lifetime Income Benefit Amount by multiplying the lifetime withdrawal percentage by the Current Income Benefit Base.").

Response. We have revised the definition of Current Income Benefit Base as follows (emphasis added):

Current Income Benefit Base- For purposes of the 5% Lifetime Income Option and the L.Inc MX Option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities.  This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benefit amount for any given year.

d.      Fixed Account. Given that the Market Preservation Investment ("MPI") is also funded by Nationwide's General Account, the definition of Fixed Account is too vague.  Please define it more precisely.  Are the Fixed Account, the "dollar cost averaging fixed account," and the "enhanced fixed account" different?  Does the term "Fixed Account" refer to a single investment option or the account that funds several investment options?  Revise both definition and text references as needed.

Response. We have revised the definition of Fixed Account as follows (emphasis added):

Fixed Account- An investment option that is funded by Nationwide's General Account.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate.

Additionally, please see our response to comment 3b above.

e.      Nationwide. Either in the glossary or prospectus narrative explicitly identify Nationwide as the depositor.

Response. We have revised the first sentence of the “Nationwide Life Insurance Company” provision as follows (emphasis added).

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.

f.       Sub-accounts. What does "separately maintained" mean?  Please revise.

Response. After a review of the definition of “Sub-Accounts,” we determined that the reference to "separately maintained" does not add value.  Consequently, we have removed the reference and revised the definition to read as follows (emphasis added):

Sub-Accounts- Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

g. Additional Terms. Please add definitions of the following terms: Annuitant, Lifetime Income Percentage, Market Preservation Investment, MPI Band, MPI Performance Credit, MPI Period, and MPI Index.  In addition, please consider cross referencing the narrative descriptions of: co-annuitant, contingent annuitant, contingent owner, joint annuitant, and joint owner.

Response. We have added the following terms to the “Glossary”:

Annuitant- The person upon whose continuation of life benefit payments involving life contingencies depends.

Lifetime Withdrawal Percentage- An age-based percentage used to determine the annual amount available for surrender under a lifetime income option.  The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the benefit amount for any given year.

Market Preservation Investment ("MPI")- An investment option that is funded by Nationwide's General Account.  Nationwide guarantees that, while so allocated, amounts allocated to the MPI will not lose value due to market exposure and may earn an MPI Performance Credit.

MPI Band- The total of all allocations made to the MPI on any given Valuation Date in a given variable annuity contract.  Total allocations to the MPI on different Valuation Dates will create separate MPI Bands.  Each MPI Band has its own MPI Return Cap and MPI Period.

MPI Band Value- The dollar value of an MPI Band.  The MPI Band Value will never increase, but may decrease due to the application of variable annuity contract charges and/or transfers and surrenders.  Nationwide uses the MPI Band Value as of the last day of the MPI Period to calculate the MPI Performance Credit for that MPI Band.

Index- In relation to the MPI, the index Nationwide uses to determine whether an MPI Performance Credit is payable on a given MPI Band.  Currently, the Index is the Standard and Poor’s 500 Composite Stock Price Index®.

MPI Performance Credit- The amount that Nationwide applies to the variable annuity contract at the end of an MPI Period if the net performance of the Index is positive.  The credit is subject to a cap and has no guaranteed minimum.

MPI Period- The one-year period (365 days) following the date of an allocation to the MPI.  An MPI Period starts with the date money is allocated to the MPI and ends one year later.  Each MPI Band will have its own MPI Period.

MPI Return Cap- The maximum MPI Performance Credit percentage that Nationwide will use to calculate the MPI Performance Credit.  Each MPI Band will have its own MPI Return Cap.

4.      Fee Tables: "as a percentage of..." (pp. 5-6). The parenthetical after "Variable Account Annual Expenses" is unnecessarily complex; please restate it in plain English.  Rule 421.  This comment also applies to the equivalent language in both "Optional Riders" headings.  Consider: (a) eliminating the first "Optional Riders" heading; (b) substituting "Optional Lifetime Benefit Riders" or its equivalent for the second "Optional Riders" heading; and (c) adding a simplified parenthetical (e.g., "as the annualized % of x") after the header for each group of riders.

Response. The sub-headings and parentheticals in the Recurring Contract Expenses table have been revised as follows (emphasis added):

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$303
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge Administrative Charge	1.10% 0.20%
Death Benefit Options (assessed as an annualized percentage of Daily Net Assets) (eligible applicants may purchase one)
One-Year Enhanced Death Benefit Option Charge Total Variable Account Charges (including this option only)	0.20% 1.50%
One-Month Enhanced Death Benefit Option Charge Total Variable Account Charges (including this option only)	0.35% 1.65%
Combination Enhanced Death Benefit Option Charge Total Variable Account Charges (including this option only)	0.45% 1.75%
Beneficiary Protector II Option Charge (assessed as an annualized percentage of Daily Net Assets) Total Variable Account Charges (including this option only)	0.35%4 1.65%
Lifetime Income Options (assessed annually as a percentage of the Current Income Benefit Base5) (eligible applicants may purchase one)
5% Lifetime Income Option Charge (only available in NY)	1.00%6
The Nationwide Lifetime Income Rider® MX (L.Inc MX Option) Charge	1.50%7
Spousal Continuation Benefits (assessed annually as a percentage of the Current Income Benefit Base) (eligible applicants may purchase the option that corresponds to the elected lifetime income option)

5% Spousal Continuation Benefit Charge (only available in NY)	0.15%8
L.Inc MX Spousal Continuation Benefit Charge (not available in NY)	0.30%9

5.      Portfolio Fee Table (p. 6). Please confirm to the Staff that the Total Fund Operating Expenses table reflects fees and expenses incurred indirectly by the portfolio companies as a result of investment in shares of one or more Acquired Funds calculated in accordance with Instruction 3(f) to Item 3 of

Form N-1A.

Response. The Total Fund Operating Expense table for the portfolio companies does reflect fees and expenses incurred indirectly by the portfolio companies as a result of investment in shares of one or more acquired funds, as reflected in the prospectus of each underlying mutual fund’s Form N-1A.

6.      Fee Table Footnotes: Footnote 1 (p. 6). Please state the amount of the charge more precisely.  Does Registrant charge the premium tax actually assessed by the relevant governmental authority for a particular contract?

Response. We have revised footnote 1 to indicate that Nationwide will charge the premium taxes equal to the amount actually assessed to Nationwide by the state, as follows (emphasis added):

1Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

7.      Examples (p. 7). Please confirm supplementally that the purchase payment credits (PPCs) are not included in the examples and example figures do not reflect additional fees attributable to the PPCs.

Response. Purchase Payment Credits (PPCs) are not included in the examples and example figures do not reflect additional fees attributable to the PPCs.

8.      Synopsis of the Contract (pp. 7-10). Please summarize or cross-reference the narrative describing how to: (a) purchase the variable annuity contracts being offered; and (b) effect redemption. See Guide 7 (i) and (ii) to Form N-4.

Response. We have revised the last paragraph under the "Synopsis of the Contracts" provision as follows (emphasis added):

For more detailed information with regard to the differences in contract types, please see "Appendix C: Contract Types and Tax Information" later in this prospectus.  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing.  See the "Surrender (Redemption) Prior to Annuitization" section later in this prospectus.  After the Annuitization Date, surrenders are not permitted.  See the "Surrender (Redemption) After Annuitization" section later in this prospectus.

9.      MPI Description (p. 12).
a.      General MPI Disclosure. At the beginning of this section, please add prominent disclosure clearly stating that (i) the MPI is a General Account option with no guaranteed minimum return; (ii) once value is allocated to the MPI, it can not be transferred to any other investment option until the contract is annuitized; and (iii) surrender from an MPI investment may cause loss of principal and earnings. The new language (presented in bold or similar typeface) should say something to the following effect: "Allocations to the MPI may have no return. Once you allocate value to the MPI, you cannot transfer it to any other investment option prior to annuitization. If value is withdrawn from the MPI for any reason, your investment in the MPI may lose principal and earnings. Contract owners should read the MPI prospectus carefully before investing." Support this with a statement telling contractowners how to obtain an MPI prospectus. In your response letter, also confirm that Registrant will provide the MPI prospectus to contractowners at the same time and in the same manner that underlying fund prospectuses are provided.

Response. We have revised the “Market Preservation Investment” section in its entirety, as reflected in the Pre-Effective Amendment.  Regarding this comment, please see paragraph 1 of the revised disclosure.  Additionally, Nationwide represents that it will provide the MPI prospectus to contract owners at the same time and in the same manner that underlying fund prospectuses are provided.

b.           Availability of the MPI Option. Please summarize the circumstances in which a contractowner's invest in the MPI is prohibited, permitted and required. Clarify that contractowners who purchase the L.Inc MX Option are required to allocate a certain percentage of their contract value to the MPI, indicate how that percentage is determined, and provide a cross-reference to the related narrative and chart on pages 19 and 20.

Response. Please see paragraphs 2 and 3 of the revised disclosure.

c.      How the MPI Option Works. Please add general disclosure explaining that: (i) the value of an MPI investment is determined annually; (ii) at the end of each year period, Nationwide performs an investment return calculation; (iii) the return calculation compares the performance of a stated index and a maximum return percentage Nationwide sets; (iv) if both numbers are greater than zero at the end of the period, the lower value is the percentage upon which the year's MPI return is based; and (v) if the index performance is zero or negative, there will be no return for that MPI period. The new disclosure should precede the 2nd paragraph to provide sufficient context for a reader to understand the rest of the MPI disclosure.

Response. Please see paragraphs 5 and 6 of the revised disclosure.

d.      Impact of Investing in the MPI. Somewhere in this narrative or the description of the corresponding L.Inc MX Option, include prominent disclosure stating that contractowners invested in the MPI are bound to the related L.Inc MX Option (and its limitations) until annuitization or contract termination because: (i) contractowners can not transfer value from the MPI to other investment options; and (ii) the L.Inc MX Option is required to hold value in the MPI.

Response. Please see paragraphs 2 and 3 of the revised disclosure.

e.      Termination of the MPI Period. Please add an explanation of what happens to the contractowner's invested value after the MPI Period has ended and any MPI Performance Credit has been applied. Will the contractowner be notified that the MPI Period has ended? Does the contractowner's MPI investment automatically begin a new MPI Period? Clearly explain that if Nationwide changes the index used to calculate MPI Credits, the old index only applies until the anniversary of the date any particular amount was invested in the MPI (the date the relevant MPI Period ends) and will be calculated based on the new index for subsequent years.

Response. Please see paragraph 7 of the revised disclosure.

10.      Contract Modification (p. 14). You state that "[n]o [contract] modification will affect the method by which contract values are determined." (Emphasis added). Please confirm supplementally to the Staff that Registrant's ability to change the MPI Credit calculation is consistent with this disclosure. Specifically, please consider whether "contract value" (singular) would be more accurate disclosure.

Response. The referenced sentence was intended to relay to the contract owner that any changes to the contract as a result of legal requirements will not impact the valuation of any of the contract owner’s investments.  We have revised the last sentence of the “Contract Modification” section as follows (emphasis added):

No modification will affect the method by which Contract Value is determined.

11.      Contract Maintenance Charge (p. 15). Please clarify how the charge will be deducted from other fixed accounts, if any. See above Comment regarding Glossary Definition of Fixed Account. If correct, also clarify that when charges are deducted from the MPI, the MPI Band from which such charges are deducted will not be eligible for an MPI Credit during that MPI Period. If appropriate, make similar changes throughout the prospectus as appropriate.

Response. As indicated in our response to comment 3b above, there is only one fixed account.  As part of the revisions relating to the fixed account, we revised the third paragraph of the "Contract Maintenance Charge" section as follows (emphasis added):

If the L.Inc MX Option has not been elected, the deduction of the Contract Maintenance Charge will be taken proportionately from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value.  If the L.Inc MX Option has been elected, the deduction of the Contract Maintenance Charge will be as follows: first, Accumulation Units will be redeemed from the Sub-Accounts; if the charge amount is not satisfied, Nationwide will then deduct Contract Value from any amount allocated to the Fixed Account as part of a Dollar Cost Averaging for Lifetime Benefits program; if the charge amount is still not satisfied, Nationwide will then deduct amounts from the MPI, starting with the oldest band first. Any amounts deducted from the MPI will not be eligible for the MPI Performance Credit.

Additionally, we have revised the second paragraph of the "Partial Surrenders (Partial Redemptions)" subsection as follows (emphasis added):

If a Contract Owner who has elected the L.Inc MX Option requests a partial surrender, Nationwide will surrender from the contract as follows: first, Accumulation Units will be redeemed from the Sub-Accounts; if the partial surrender request is not satisfied, Nationwide will then deduct Contract Value from any amount allocated to the Fixed Account as part of a Dollar Cost Averaging for Lifetime Benefits program; if the partial surrender request is still not satisfied, Nationwide will then deduct amounts from the MPI, starting with the oldest MPI Band first. Any amounts deducted from the MPI will not be eligible for the MPI Performance Credit.

Finally, we have revised the second paragraph of the "Full Surrenders (Full Redemptions)" subsection as follows (emphasis added):

A Contract Owner with Contract Value allocated to the MPI who takes a full surrender will forfeit any MPI Performance Credit for that MPI Period.  Additionally, full surrenders are subject to the CDSC provisions of the contract, where permitted by state law.  The CDSC-free withdrawal privilege does not apply to full surrenders of the contract.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a Contract Year that deplete the entire Contract Value; or

•	any single net surrender of 90% or more of the Contract Value.

12      L.Inc MX Option (“MX Option”) Investment Requirements (pp. 19-20).
a.      Dollar Cost Averaging. Please modify the statement that the contractowner must allocate the entire contract value to one investment option. Currently, that statement is inconsistent with the disclosure stating that contractowners may select the MX Option and participate in the Dollar Cost Averaging Program simultaneously.

Response. We have added a new second paragraph to the “L.Inc MX Option Investment Requirements” subsection as follows:

A Contract Owner who has elected the L.Inc MX Option may enroll in the Dollar Cost Averaging for Living Benefits program.  If this program is elected, the Contract Value not required to be allocated to the MPI will be allocated to the Fixed Account, and then systematically transferred into the selected investment option (see “Dollar Cost Averaging for Living Benefits” later in this prospectus).

b.      Risk Tolerances. Please describe the basis upon which Nationwide will change risk tolerances and how the changes will be communicated to contractowners. In the MX Option chart on page 20, provide the specific MPI Allocation percentages for each investment option. Alternatively, in your response letter, supplementally explain how the current chart provides sufficient information for an investor to make an informed investment choice without disclosing the percentage of contractowner assets that will be invested in the MPI. How can a contractowner decide whether to invest in the MX Option without knowing how much of he is investing in the MPI?

Response. Nationwide will not change the risk tolerances assigned to the investment options.  We have revised the entire first paragraph of the “L.Inc MX Option Investment Requirements” subsection as follows:

A Contract Owner’s Contract Value must be allocated between one available investment option and the MPI (unless the Dollar Cost Averaging for Living Benefits program is elected; see below).  Each of the available investment options has been assigned a risk tolerance by Nationwide.  The assigned risk tolerance will not change.  The risk tolerance of the selected investment option determines how much of the Contract Value must be allocated to the MPI.  Each investment option with the same risk tolerance will have the same MPI allocation requirement at any given time.  However, as market conditions change, Nationwide’s tolerance for risk may change, causing Nationwide to adjust the amount of the MPI allocation requirement for a given risk tolerance going forward.  Any such change to the MPI allocation requirement will not affect existing allocations; only subsequent allocations.  This means that the MPI allocation requirement for one deposit may be different than for subsequent purchase payments or transfers into the MPI.  For information on the current MPI allocation requirement associated with a particular investment option, contact your registered representative or Nationwide's home office at the telephone number listed on page 1 of this prospectus.

As indicated in the revised text, although the risk tolerance of any investment option will not change, the MPI allocation requirement for a given risk tolerance may change for future allocations due to changes in market conditions.  We will not change the MPI allocation requirement for current allocations; changes will only impact allocations from a certain point forward.

We do not include the MPI allocation requirement percentages in the prospectus disclosure due to the possibility that a volatile market may require Nationwide to make changes in those percentages rapidly and/or frequently.  In lieu of including this information in the prospectus, Nationwide represents that it will make the MPI allocation requirement information available to selling agents and customers via the Internet and Nationwide’s 800 number.  Potential investors will not have to make the investment decision without knowledge of the specific MPI allocation requirement.  The information will be available outside of the prospectus.

c.      Transfers Among Permitted Options. For ease of understanding, please provide a separate header for the disclosure discussing transfers among the available models. In addition, please include additional clarifying disclosure. Specifically, if different percentages can apply to the same investment model options at the time of a transfer, will the prospectus be supplemented in advance to reflect the new percentages? If not, please provide the Staff with a discussion of the legal authority supporting Registrant's position. In either case, explain to the Staff why an election to transfer contract value will automatically terminate any existing Enhanced Fixed Account Dollar Cost Averaging Program rather than applying the program to the allocations associated with the new investment option.

Response. As requested, we have added a subsection heading entitled "Transfers Among Permitted Investment Options."

With regard to MPI allocation percentages, it is indeed possible that the allocation requirement at the time of transfer can be different than the allocation requirement at the time of purchase (please see the revised disclosure in our response to comment 12b above).  Nationwide acknowledges that the MPI allocation requirements are an important part of a contract owner’s investment decision when it comes to making transfers.  To assure that contract owners have this information at the time they submit a transfer request, Nationwide is requiring that transfers under the L.Inc MX Option be submitted on an administrative form that contains the current MPI allocation requirements for each risk tolerance.  This approach ensures that Nationwide has the flexibility it needs to update the MPI allocation requirements and that contract owners have current, pertinent information with which to make their investment decision.

With regard to the Dollar Cost Averaging for Living Benefits program, due to systems and administrative limitations, Nationwide must require that a contract owner who intends to reallocate to an available investment option with a different risk tolerance terminate their participation in the program prior to such transfer.

All of this information is included in the substantially re-written subsection entitled “Transfers Among Permitted Investment Options.” as follows:

Transfers Among Permitted Investment Options

Once Contract Value is allocated to the MPI, it may not be transferred out of the MPI (except in anticipation of annuitization).  However, the Contract Owner may transfer the portion of the Contract Value that is not allocated to the MPI to another permitted investment option, either within or outside the current investment option’s risk tolerance.

A transfer, even to an investment option within the same risk tolerance, may require a different MPI allocation.  If the new investment option has a larger MPI allocation requirement than what is currently allocated to the MPI, Nationwide will allocate part of the transferred Contract Value to the MPI in an amount equal to the MPI allocation shortfall.  This "catch-up" MPI allocation will create a new MPI Band (see the MPI prospectus for more information on MPI Bands).

If the new investment option has a smaller MPI allocation requirement than what is currently allocated to the MPI, the excess MPI allocation will not be reallocated to the investment option.  Once Contract Value is allocated to the MPI, it must remain so allocated until annuitization.

Sub-account transfers are subject to Nationwide’s Sub-Account transfer restrictions (see "Transfers Prior to Annuitization").  Additionally, all transfer requests must be submitted to Nationwide’s home office in writing on Nationwide’s administrative form.  The administrative form will provide the current MPI allocation requirements for each risk tolerance.  To receive a L.Inc MX Option transfer form, contact Nationwide at the address listed on page 1.

Note: If the Contract Owner is participating in a Dollar Cost Averaging for Living Benefits program (as described in the "Contract Owner Services" section), the Contract Owner cannot transfer Contract Value to another investment option with a different risk tolerance without first terminating their participation in the Dollar Cost Averaging for Living Benefits program.

13.           MX Option: Subsequent Purchase Payments (p. 20). The first sentence of this section is inconsistent with the disclosure on page 7 stating that some states may not allow subsequent purchase payments. Please correct the inconsistency. Also disclose when Nationwide will return a purchase payment if it exercises its right to do so or provide a cross-reference to this disclosure. Finally, please clarify why the return of such a purchase payment may result in negative tax consequences.

Response. We have revised the first sentence of the “Subsequent Purchase Payments” subsection as follows (emphasis added):

Where permitted by state law, subsequent purchase payments are permitted under the L.Inc MX Option as long as the Contract Value is greater than zero.

With regard to the return of subsequent purchase payments, we have revised the last sentence of the second paragraph of the “Subsequent Purchase Payments” subsection as follows (emphasis added):

The entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received.

14.           MX Option: Excess Withdrawals (pp. 20-21). In the first paragraph, please revise the bold statement to clarify that these negative effects (a) apply to both flat and declining markets; and (b) may exhaust all MX Option benefits.

Response. We have revised the last sentence in the “Excess Withdrawals” subsection as follows (emphasis added):

In a declining or a flat market, surrenders taken prior to age 55 may substantially deplete or eliminate the Current Income Benefit Base, reduce or deplete the Lifetime Income Benefit Amount, and exhaust the benefits associated with the L.Inc MX Option.

15.           Lifetime Income Withdrawals (p. 21).
a.      Lifetime Income Benefit Amount. Please clarify whether the calculation of this figure will be based on the value prior to the first withdrawal or the value remaining after the first withdrawal has been taken.

Response. We have revised the first sentence of the third paragraph of the “Lifetime Income Withdrawals” subsection as follows (emphasis added):

Nationwide calculates the Lifetime Income Benefit Amount by multiplying the Lifetime Withdrawal Percentage by the Current Income Benefit Base immediately prior to the lifetime income withdrawal.

b.      Current Income Benefit Percentage. The glossary definition of this value and the narrative description are circular. Please revise one or the other so the term is useful to a reader.

Response. We have revised the definition of "Current Income Benefit Base." Please see the response to comment 3b above.

c.      Risk Disclosure. Please use bold and italics or similar means to draw attention to the information to the following language as indicated: "A contract owner will receive the 7% lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 85." Two sentences later, please do the same to emphasize the following phrase: "the maximum lifetime withdrawal percentage available on that contract is 5%."

Response. We have revised the fifth paragraph of the "Lifetime Income Withdrawals" subsection as follows:

A Contract Owner will receive the 7% Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 85. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Thus, if the contract is subject to these minimum distribution rules and distributions are taken at the latest date possible under the tax rules, the maximum Lifetime Withdrawal Percentage available to that contract is 5%.

16.           Determining the Income Benefit Base (pp. 21-22).
a.      Excess Withdrawals. Please clarify sub-paragraph (2) of the reduction calculation at the bottom of page 21. Specifically, does it mean:

[$ value of excess withdrawal / Contract Value] * [Current Income Benefit Base before withdrawal]

or

[$ value of excess withdrawal] ÷ [Contract Value * Current Income Benefit Base before withdrawal]

Response. We have revised the calculation in sub-paragraph (2) as follows:

(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the allowable benefit amount withdrawn)

b.      RMD Privilege Requirements. Please indicate how a contractowner can obtain the administrative form mentioned in sub-paragraph (3) at the top of page 22. Either state that the form must be submitted in advance of the withdrawal or describe the procedures for submitting the required documentation after an otherwise qualifying withdrawal.

Response. We have revised sub-paragraph (3) of the above referenced section as follows (emphasis added):

(3)
submit a completed administrative form in advance of the withdrawal to Nationwide’s home office.  The form can be obtained by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

17.           Reset Opportunities (p. 22).
a.      The L.Inc MX Roll-up Amount. The paragraph immediately after this heading is too hard to understand; please rewrite it in plain English. Rule 421.

Response. We have revised the “L.Inc MX Roll-Up Amount” sub-subsection in its entirety, as follows:

The L.Inc MX Roll-Up Amount.  The L.Inc MX Roll-Up Amount is one of the factors Nationwide considers when it determines the annual reset opportunity for each contract (described above).  This amount is calculated by Nationwide on each L.Inc MX Anniversary until the earlier of: (1) the first lifetime income benefit withdrawal; or (2) the 10th L.Inc MX Anniversary.  After such time, the L.Inc MX Roll-Up Amount is removed from the reset opportunity determination.

The L.Inc MX Roll-Up Amount on any applicable L.Inc MX Anniversary is equal to the current L.Inc MX Roll-Up Base (described below), plus 7% compound interest.  Nationwide will proportionally reduce this amount to account for any purchase payments applied after the previous L.Inc MX Anniversary (those purchase payments that were not in the contract for the entire year).

At the time the contract is issued, the L.Inc MX Roll-Up Base is equal to the Contract Value.  Any subsequent purchase payments increase the L.Inc MX Roll-Up Base by the amount of the subsequent purchase payment.  Any excess withdrawal will reduce the L.Inc MX Roll-Up Base by the greater of:

(1)	the dollar amount of the excess withdrawal; or

(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current L.Inc MX Roll-Up Base prior to the withdrawal
Contract Value (reduced by the amount of the allowable benefit amount withdrawn)

b.      Anniversary Roll-Up. The text beginning "[o]n each applicable L.Inc MX Anniversary, the L.Inc MX Roll-Up Amount is equal to X minus Y, where..." is difficult to follow. Please rewrite the definitions of X and Y in plain English. The revised description should make clear the practical effect of the anniversary roll-up calculation.

Response. Please see paragraph 2 of the revised disclosure above.

18.           Settlement Options (pp. 22-23). Please clarify the procedural relationship between the medical examination requirement for an Underwritten Lump Sum settlement option and the 60-day notification period. When is a contractowner informed that a medical examination is required? Does the examination have to be completed before Nationwide sends the notification letter? Does Nationwide provide additional time for contractowners to secure the required medical examinations? As the election is irrevocable, please explain the procedures and timeframes more precisely.

Response. We have revised the "Underwritten Lump Sum Settlement Option" sub-subsection of the "L.Inc MX Option" and "5% Lifetime Income Option" sections as follows:

Underwritten Lump Sum Settlement Option.  Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual Lifetime Income Benefit Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the current age, sex, and health of the Contract Owner (and spouse if the Spousal Continuation Benefit is elected).  Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to Nationwide’s home office within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount is issued to the Contract Owner.

If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.

19.           Annuitization (p. 23). Please describe the impact of transferring contract value out of the MPI before the end of the MPI period and any investment risks associated with such a transaction.

Response. We have revised the first paragraph of the “Annuitization” subsection as follows (emphasis added).

If the Contract Owner elects to annuitize the contract, the L.Inc MX Option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the L.Inc MX Option will terminate.  Additionally, since the MPI is not an available investment option during annuitization, the Contract Owner must transfer any Contract Value allocated to the MPI to another investment option.  Upon transfer, the Contract Owner will forfeit any MPI Performance Credits that would be payable for that MPI Period.  The amount to be annuitized will be the Contract Value.

20.           Death of Determining Life (p. 23). Please clarify the amount of the MX Option benefit the surviving spouse will continue to receive for life. Specifically, does the surviving spouse receive the same benefit payment that the deceased spouse was receiving? If not, on what basis is the benefit amount recalculated?

Response. The second paragraph under the “Death of Determining Life” subsection has been revised as follows (emphasis added).

For contracts with the L.Inc MX Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the L.Inc MX Option which had been received by the deceased spouse, for the remainder of the survivor’s lifetime.  The Contract Value will reflect the death benefit and Spousal

Protection Feature.

21.           L.Inc MX Option Spousal Continuation Benefit (pp. 23-24).
a.      Conditions. Please insert the words "at least" between "be" and "age" in sub-paragraph (2) on page 23.

Response. We have revised the first sentence of sub-paragraph (2) on page 23 as follows (emphasis added):

(2)	Both spouses must be at least age 55 to begin lifetime income withdrawals.

b.      Risks Associated with Electing ... Please use bold text to draw attention to the first sentence under this heading. Also, clarify whether the contract value must remain in the limited investment options available under the MX Option in the situations presented by sub-paragraphs (1) and (3) under this heading.

Response. We have bolded the first sentence under this subsection, as requested.  Additionally, we have revised the last paragraph of the “Risks Associated with Electing the L.Inc MX Spousal Continuation Benefit” subsection as follows (emphasis added):

Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefits associated with the L.Inc MX Spousal Continuation Benefit, but he/she must continue to pay for the option and comply with all of the terms and conditions associated with the L.Inc MX Option, including the L.Inc MX Option investment requirements, until annuitization.

22.           Removal of Variable Account Charges (p. 29). Please identify more specifically the options for which a charge: (a) only applies for a certain time; and (b) continues for the life of the option or contract, as applicable. You may present this information in chart format if the disclosure would be easier to understand.

Response. We have revised the first paragraph of the "Removal of Variable Account Charges" provision as follows (emphasis added):

The Mortality and Expense Risk Charge and the Administrative Charge apply for the life of the contract.  The charge for each optional benefit is assessed until annuitization, except for the Beneficiary Protector II Option Charge, which is removed after the benefit associated with that feature is paid. To remove the charge, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

23.      Purchase Payment Credits (p. 31). Please add disclosure clarifying the difference between MPI Credits and Purchase Payment Credits.

Response. We have added the following as the last paragraph to the “Purchase Payment Credits” section:

Note: PPCs are not the same as MPI Performance Credits.  MPI Performance Credits are credits applied to the contract in connection with allocations to the MPI as part of the L.Inc MX Option.

24.      Determining Variable Account Value (p. 32). Please explain supplementally to the Staff why the maximum annualized rate for the net investment factor range is 2.10% rather than the maximum charge rate of 3.55% indicated in the fee table.

Response. The range of variable account charges shown in the “Determining Variable Account Value – Valuing an Accumulation Unit” subsection represents charges that are assessed daily as a part of the unit value calculation.  This range includes the standard contract charges (the Mortality and Expense Risk Charge and the Administrative Charge) and any optional benefits that assess a charge as an annualized percentage of daily assets.  Since the two living benefit options and their corresponding spousal features assess charges outside of the daily unit value calculation (i.e., annually through a reduction of units), the charges for these options are not included in the range of daily variable account charges.

25.      Determining the MPI Value (p. 33). Please explain how the amounts allocated to each MPI Band are initially determined.

Response.  In a follow-up discussion relating to this comment, it was communicated that the Staff is requesting clarification on how the Contract Owner knows how much is allocated to each MPI Band, given that the amount is determined by Nationwide.  Nationwide represents that at the time of each allocation to the MPI (each creating a new MPI Band), the Contract Owner knows the exact dollar amount going into the MPI.  Each time new assets are allocated to the MPI (either via application of new purchase payments, application of an MPI Performance Credit, or a transfer), the Contract Owner receives a confirmation statement indicating the exact dollar amount allocated to the MPI.  Additionally, periodic account statements that are provided to the Contract Owner indicate the amounts allocated to the MPI.

26.      U.S. Mail Restrictions (p. 33). This disclosure refers to "a Guaranteed Term Option;" however there is no other reference to such an option in the prospectus. Please advise or revise.

Response. As Guaranteed Term Options are not available in this contract, we have removed the reference.

27.      Dollar Cost Averaging (DCA) for Living Benefits (pp. 37-38). Please describe more clearly how the DCA program is affected when contractowners with the MX Option move from a permitted asset allocation option with a high MPI allocation to an option with a lower MPI allocation requirement. The cross-referenced disclosure does not describe the procedure or restrictions with sufficient clarity. Please consider using examples to illustrate how the DCA program and MX Option work together.

Response. We have revised the "Dollar Cost Averaging for Living Benefits" section in its entirety as follows (emphasis added):

Dollar Cost Averaging for Living Benefits

Nationwide may periodically offer Dollar Cost Averaging programs with the L.Inc MX Option, and the 5% Lifetime Income Option referred to as "Dollar Cost Averaging for Living Benefits."  Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another sub-account(s).  With this service, the Contract Owner benefits from the ability to invest in the sub-account over a period of time, thereby smoothing out the effects of market volatility.

Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits.  Nationwide reserves the right to require a minimum balance to establish this program.  Additionally, only those Sub-Accounts available for the L.Inc MX Option and the 5% Lifetime Income Option are available for use in Dollar Cost Averaging for Living Benefits -- transfers may not be directed to the Fixed Account or to any investment option that is unavailable with the respective living benefit option.  Please refer to the "L.Inc MX Option" and the “5% Lifetime Income Option” sections earlier in this prospectus for the investment options available for that benefit.

Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts is permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated.  The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.

28.      Death Benefits: Chart (p. 40). Please confirm that the information in the chart accurately represents the death benefits applicable when the MX Option Spousal Continuation Benefit and the related Spousal Protection feature.

Response. We have elected to remove the death benefit chart and believe that Nationwide and investors are better served by providing death benefit information within the relevant provisions of the prospectus.  Specifically, general death benefit information is contained in the “Death Benefits” provision and variations to the standard provisions as a result of particular riders are contained in the text of the rider, along with the other information necessary to inform the investor.  Nationwide is concerned that contract owners may inappropriately rely on the chart as estate planning advice, which would be more appropriately provided by a qualified financial advisor.  Nationwide’s service center and registered representatives are certainly available to answer any death benefit related questions, insofar as they relate to operation of the contract.  However, Nationwide cannot undertake any action that could be deemed to be providing estate planning advice.

29.      Death Benefits: Narrative Disclosure (p. 41). On page 41, is there a substantive difference between the two disclosure sections with sub-paragraphs (1) through (3) in the left hand column? If so, please clarify what it is. If not, please eliminate the repetitive information.

Response. We have removed the repetitive language.

30.      Appendix D: State Variations (p. 73). Please confirm supplementally to the Staff that all material state differences are described. We note that the parallel disclosure in another of Registrant's filings appeared to include free-look information absent here.

Response. As of this date, the state differences as described in Appendix D are accurate.  Appendix D will be updated if and when more state variations are created in the state filing process.

31.       Other Required Disclosure, Exhibits, and Representations. Any exhibits, financial statements and other required disclosure not included in this registration statement must be filed in a pre- effective amendment to the registration statement. We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Response. All requested and required exhibits are included in this Pre-Effective Amendment No. 1 or incorporated by reference, except for the Independent Auditor Consent and accompanying financial statements.  Those items will be added via a subsequent Pre-Effective Amendment.

In addition, Nationwide acknowledges that:

•
should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing nor does the participation in the comment process;

•
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing nor does participation in the comment process; and

•
the insurance company may not assert this action or participation in the comment process as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * * * * * * * * * * * * * * * * * * * * * * * * *

Please contact me directly at (614) 677-5456 if you have any questions regarding this filing.

Sincerely,

/s/CATHERINE L. VENARD
Catherine L. Venard
Assistant General Counsel
Nationwide Life Insurance Company
1-34-202